Note 22 - Financial Instruments Carried at Fair Value	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]

22. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, share settled debt, notes, accounts payable, lease obligations and accrued liabilities.

Fair Values

Financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values due to their relatively short maturities: cash and cash equivalents and restricted cash accounts, trade and other receivables, trade and other payables. The fair values of long-term loans, lease obligations, share settled debt and notes are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets.

	Carrying amount	Fair Value	Carrying amount	Fair Value
	December 31, 2014		December 31, 2013
Assets
Cash and cash equivalents	$404	$404	$2,271	$2,271
Restricted cash	$183	$183	$31	$31
Trade receivables, net	$3,910	$3,910	$3,573	$3,573
Other receivables	$3,520	$3,520	$3,224	$3,224
Liabilities
Accounts payable, trade	$23,876	$23,876	$21,451	$21,451
Current and Non Current portion of debt	$72,045	$36,888	$60,306	$22,150
Current and Non Current portion of Convertible Notes	$97,121	$97,121	$101,651	$101,651
Share settled debt	$-	$-	$72,595	$72,595
Current and Non Current Capital lease obligations	$38,010	$38,010	$-	$-
Financial instruments carried at fair value	$39,300	$39,300	$20,491	$20,491

Fair Value Hierarchy

The guidance on fair value prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The following tables present the fair value of Company’s financial instruments and are categorized using the fair value hierarchy contained in ASC 820. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

			Quoted Prices	Significant
			in Active	Other	Significant
			Markets for	Observable	Unobservable
	Total Carrying	Total Fair	Identical Assets	Inputs	Inputs
	amount	Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Assets
Cash and cash equivalents	$2,271	$2,271	$2,271	$-	$-
Restricted cash	$31	$31	$31	$-	$-
Liabilities
Current portion of long-term debt	$60,306	$22,150	$-	$22,150	$-
Current and Non Current portion of Convertible Notes	$101,651	$101,651	$-	$101,651	$-
Share settled debt	$72,595	$72,595	$-	$-	$72,595
Financial instruments	$20,491	$20,491	$-	$269	$20,222
December 31, 2014
Assets
Cash and cash equivalents	$404	$404	$404	$-	$-
Restricted cash	$183	$183	$183	$-	$-
Liabilities
Current and Non Current portion of debt	$72,045	$36,888	$-	$36,888	$-
Current and Non Current portion of Convertible Notes	$97,121	$97,121	$-	$97,121	$-
Current and Non Current Capital lease obligations	$38,010	$38,010	$-	$38,010	$-
Financial instruments	$39,300	$39,300	$-	$-	$39,300

In relation to the current and non current portion of debt, the Company’s assessment included its evaluation of the estimated fair market values for each vessel, which is pledged under the debt, based on market transactions for which management assumes responsibility for all assumptions and judgments used, compared to the carrying value. Where possible, the Company’s valuations consider a number of factors that include a combination of last completed sales, present market candidates, buyers’ and sellers’ ideas of similar vessels and other information they may possess. Based on this, the Company makes an assessment of what the vessel is worth at a given time, assuming that the vessel is in good working order and its hull and machinery are in a condition to be expected of vessels of its age, size and type, that the vessel’s class is fully maintained and free from all conditions and the vessel is in sound seagoing condition, and that the vessel is undamaged, fully equipped, freely transferable and charter free. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Prior to December 31, 2014, the Company held swap agreements that trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. The respective swap agreement has been expired during September, 2014. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Company’s financial instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs. The Company’s instruments in respect of true up clauses and anti-dilution provisions do not trade in liquid markets, and as such, model inputs cannot generally be verified and therefore involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy.

Interest Rate Swaps

The Company has entered into an interest rate swap agreement in order to hedge the interest expense arising from the Company’s Piraeus Bank Credit Facility detailed in (b) in Note 16. The interest rate swaps allow the Company to raise long-term borrowings at floating rates and swap them into effectively fixed rates. Under the interest rate swaps, the Company agrees with the counterparty to exchange, at specified intervals, the difference between a fixed rate and floating rate interest amount calculated by reference to the agreed notional amount.

Outstanding swap agreements involve both the risk of a counterparty not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with counterparties that meet stringent qualifications.

The details of the Company’s swap agreement, is as follows:

						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	December 31,	December 31,
Interest rate swaps	Date	Date	Amount	Rate	Rate	2014	2013
Piraeus Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$-	$269
						-	269

As of December 31, 2014 and 2013, the Company has defaulted on payments of interests on its swap agreement. The amount of interest is still outstanding and it is included in accrued liabilities in the consolidated balance sheets. The fair value of $269 in relation to the interest rate swap has been recorded in the 2014 consolidated statements of operations as a result of the expiration of the agreement during September, 2014. As a result, the amounts of $0 and $269 are presented within current liabilities in the consolidated balance sheet.

The total fair value change of the interest rate swaps is reflected in interest expense within the consolidated statements of operations. These amounts were a gain of $269, $498 and $564for the years ended December 31, 2014, 2013 and 2012, respectively and these are included in interest and finance expense in the consolidated statements of operations. The related asset or liability is shown under financial instruments in the balance sheet.

Share Settled True Up Clauses

During 2014 and 2013, in connection with the issuance of several convertible notes and account payable settlements, the Company granted the holders of certain convertible notes and the participants in a voluntary accounts payable share settlement, certain true up clauses or anti dilution rights. These rights require the Company to issue additional shares or pay through cash, at the Company’s option, if the value of the shares received from conversion of the convertible notes or from the settlement of certain accounts payable, falls below the value of the shares on the date of issuance. These true up clauses work as share proceed guarantees and are effectively share settled written put options on the shares issued. The Company has fair valued these obligations using an American-style option pricing model that most appropriately reflects the terms and conditions of the share proceed guarantees.

The true up clause contained in the convertible notes are accounted for as embedded derivatives as they represent an option of the holder, to receive additional shares or cash if the Company’s share price on the date that the holder sells the shares received is less than the share price on the date the shares were issued. To determine the fair value of the share proceed guarantees embedded in the true up clauses of the convertible debt instruments, the Company used an American style option pricing model. At December 31, 2014, the key inputs in the model were: volatility of 309%, dividend rate of zero, a time at maturity ranging from 4.4 to 10 years, a stock price of $0.03 and an average risk free rate of 1.78%. The true up clause can be exercised when the shares issued for the settlement of the liability are sold by the holder. The holders’ options end through a range from January 2015 to December 2024. The convertible notes and loans with notional amount $500, $350 and $3,051 as of December 31, 2013, have expired or have fully been repaid during 2014. During January 2014, a financial instrument of $200 has been recorded in relation with the 12% Debenture with Dominion Capital LLC dated January 3 3014, which was released during July 2014 through the conversion of the respective debenture. The total change in fair value of financial instruments included in the consolidated statements of operations of $4,749 and $220 for the years ended December 31, 2014 and 2013, respectively.

The true up clauses contained in the accounts payable settlement agreements represent freestanding financial instruments that meet the criteria of ASC 480 to be accounted for as variable share settled debt. Pursuant to the true up clause contained in the accounts payable settlement agreements, the Company must issue additional shares only when the counterparty provides evidence that the value received from the sales of the original issuance of shares, or subsequent issuances, is below the original amount due under the settlement agreements covered by such true up clauses. If the holder of the originally issued shares does not sell them during the period of the true up clause protection, which generally ranges from January, 2015 to May, 2019, or receives upon sale of those shares an amount greater than the original amount due, then no additional shares are required to be issued. Because of these terms, the true up clauses have been accounted for pursuant to ASC 480, which states that separate financial instruments that are settled through the issuance of a variable number of shares should be accounted for as liabilities at fair value, with changes in fair value recorded to earnings. The Company measures the fair value of these liabilities based on the amount originally due pursuant to the settlement agreement, less the cash proceeds received by counterparty contained in the notification of sales of originally issued shares at less than the settlement value. The accounting for the original issuance of shares was an increase in share capital and a decrease in additional paid in capital. When the Company receives notification of cash proceeds less than the settlement value, the amount of the cash proceeds received by the counterparty are recorded as a reduction in the liability and an increase in additional paid in capital. The new shares issued to the counterparty for the remaining obligation are recorded as an increase in shares capital and a reduction in additional paid in capital. Upon expiration of the true up clauses or the satisfaction through sale of shares issued by the counterparty, any remaining liability will be transferred to additional paid in capital.

Information with respect to outstanding financial instruments recorded at fair value follows:

		Notional Amount		Fair Value
		As of	As of	As of	As of
	Termination	December 31,	December 31,	December 31,	December 31,
Financial Instruments	Date	2014	2013	2014	2013
Vendors	From January 2015 through May, 2019	$13,378	$7,283	$13,378	$4,998
Unsecured and Secured Convertible Notes	June, 2019	6,330	-	6,290	-
Convertible Notes and Loans	December, 2014	-	500	-	200
Convertible Notes and Loans	December, 2014	-	350	-	232
Convertible Notes and Loans	December, 2023	-	3,051	-	3,018
Stock based compensation	From March 2016 through June 2017	15,440	-	15,440	-
Equity issuance related to VAG acquistion	September 13, 2024	-	5,875	-	4,860
Equity issuance related to VPP acquistion	December 9, 2024	4,281	10,000	4,192	6,914
		$39,429	$27,059	$39,300	$20,222

Warrants

During fourth quarter of 2009 in connection with the issuance of the 7% Notes, the Company issued to the Investment Bank of Greece a six-year warrant to purchase up 1 common share at an exercise price of $10,800 per share, with an expiration date of October 13, 2015, which resulted in $3,940 of debt issuance cost that was recorded as deferred issuance cost. During 2012 and upon conversion of the 7% Notes, the remaining unamortized amount of $1,860 was written off. The warrants qualified for equity classification.

During the fourth quarter of 2009, the Company also authorized the issuance to a third party of a six-year warrant with a maturity date of October 13, 2015 to purchase common shares which, after the reverse splits performed since the grant date, the exercise price has been increased significantly in line with the reverse splits. The six-year warrant was in respect for advisory services provided in connection with the recapitalization. During 2010, the Company authorized the issuance to the third party of a ten-year warrant to purchase 1common share with a strike price of $3,375,000. During 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 1 common share for advisory services provided in connection with the Restructuring, with a strike price of $281,250 (provided however that the third party surrenders its existing 1 (six-year) and 1 (ten-year) issued warrants. The warrants qualified for equity classification. The new warrants were fair valued as of April 9, 2012 at $1,000. This warrant was exercised during January 2013 and a total of 1 common share was issued.

On December 31, 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 2 common shares for advisory services provided in connection with the Restructuring, with a strike price of $281,250. The warrants qualify for equity classification. The fair value of these warrants amounted to $509. On May 21, 2013, the Company and the third party mutually agreed to terminate the warrant agreement.

On January1, 2013 (amended on June 30, 2013), the Company issued to a third party a ten-year warrant to purchase common shares in exchange for $6,400 with an exercise price of $450,000. The fair value of $6,122 of 15 warrants has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 10 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 176%. The risk-free interest rate used was 1.78%.

On April 1, 2013, the Company issued to a third party a ten-year warrant to purchase 4 common shares, with an exercise price of $13,050. On July 1, 2013 the Company issued to a third party a ten-year warrant to purchase 8 common shares, with an exercise price of $6,300. On September 24, 2013, the warrants were exercised and the Company issued an aggregate of 10 common shares after the deduction of shares surrendered due to the selection of a cashless exercise according to the terms of the warrant agreement.

On May 16, 2013, the Company issued to a third party a two-year warrant to purchase 2 common shares in exchange for $250, with an exercise price of $168,750. The new warrant was fair valued as of May 16, 2013 at $427. On December 27, 2013, the warrant has been cancelled and a new agreement for settlement with shares has been signed for the $250 payable to the third party.

On October 1, 2013, Company issued to a third party a nine and half-year warrant to purchase 9,800,000 common shares, with an exercise price of $0.005. The new warrant was fair valued as of October 1, 2013 at $1,333. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 9.5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 180%. The risk-free interest rate used was 2.5%. This warrant was exercised during 2014 and a total of 79,419 common shares were issued.

On December 10, 2013, Company issued to a member of board of director, as part of its annual compensation, a ten-year warrant to purchase common shares in exchange for $217 with an exercise price of $0.01 per share. The new warrant was fair valued as of December 10, 2013 at $217.

On December 23, 2013, Company issued to a third party a five-year warrant to purchase 3 common shares, with an exercise price of $43,750. The new warrant was fair valued as of December 23, 2013 at $93. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 181%. The risk-free interest rate used was 1.68%. The warrant has been surrendered by the third party according to an agreement dated June 30, 2014.

On December 23, 2013, Company issued to a third party a five-year warrant to purchase 2 common shares, with an exercise price of $56,250. The new warrant was fair valued as of December 23, 2013 at $46. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 181%. The risk-free interest rate used was 1.68%. The warrant has been surrendered by the third party according to an agreement dated June 30, 2014.

On January 1, 2014, the Company issued to a third party a ten-year warrant to purchase 819,670 common shares, with an exercise price of $0.025. The new warrant was fair valued as of December 31, 2013 at $1,415. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to ten years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0 % and an expected volatility of 183%. The risk-free interest rate used was 3.040%. This warrant was exercised during 2014 and a total of 815,214 common shares were issued.

On January 3, 2014, Company issued to a third party a five-year warrant to purchase 3 common shares, with an exercise price of $43,750. The new warrant was fair valued as of January 3, 2014 at $113. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 183%. The risk-free interest rate used was 1.73%.

On January 3, 2014, Company issued to a third party a five-year warrant to purchase 2 common shares, with an exercise price of $56,250. The new warrant was fair valued as of January 3, 2014 at $56. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 5 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 183%. The risk-free interest rate used was 1.73%.

On April 10, 2014, Company issued to a third party a ten-year warrant to purchase 2,700,000 common shares, with an exercise price of $0.022. The new warrant was fair valued as of April 10, 2014 at $1,492. The fair value has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable for a period of up to 10 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 200%. The risk-free interest rate used was 2.65%.

On August 4, 2014, the Company issued to its employees ten-year warrants to purchase $7,745 worth of common shares, with an exercise price of $0.0001 and recorded a compensation charge of $7,745. As the $7,745 represents a fixed amount payable in variable number of shares, the Company recorded the warrant liability at a fair value of $7,745 in the consolidated balance sheet at December 31, 2014.

 Interest Rate Risk

Interest rate risk arises on bank borrowings. Considering its recent financial position, the Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 15, “Long-term Debt”.

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company’s cash due to the spread of this risk among various different banks. The Company is also exposed to credit risk in the event of non-performance by counterparties to derivative instruments. As of December 31, 2014 and 2013, those derivative instruments are in the counterparties’ favor. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering its vessels to established international charterers.

Cash deposits in excess of amounts covered by government - provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits in excess of government - provided insurance limits.